Related parties (Details 2) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Transactions held with Related parties
Revenues	R$ 4,911	R$ 33,822	R$ 12,700
Finance costs	25,591	55,679	92,583	[1]
Cost Sharing		48,133
Sublease		21,683
Cogna Educacao S.A.
Transactions held with Related parties
Revenues
Finance costs		48,432	86,839	[1]
Cost Sharing
Sublease
Somos Educacao S.A.
Transactions held with Related parties
Revenues
Finance costs		278		[1]
Cost Sharing
Sublease
Editora Atica S.A.
Transactions held with Related parties
Revenues		7,287
Finance costs		229		[1]
Cost Sharing		11,989
Sublease		15,364
Editora Scipione S.A.
Transactions held with Related parties
Revenues		1,551
Finance costs				[1]
Cost Sharing
Sublease
Colegio Manauara Lato Sensu Ltda.
Transactions held with Related parties
Revenues		3,139
Finance costs				[1]
Cost Sharing
Sublease
Maxiprint Editora Ltda.
Transactions held with Related parties
Revenues		612
Finance costs				[1]
Cost Sharing
Sublease
Saraiva Educacao S.A.
Transactions held with Related parties
Revenues		3,364
Finance costs				[1]
Cost Sharing
Sublease		3,739
Sociedade Educacional Parana Ltda.
Transactions held with Related parties
Revenues		795
Finance costs				[1]
Cost Sharing
Sublease
Acel Administracao de Cursos Educacionais Ltda
Transactions held with Related parties
Revenues	283	1,230
Finance costs				[1]
Cost Sharing
Sublease
Sociedade Educacional NEODNA Cuiaba Ltda
Transactions held with Related parties
Revenues		367	1,307
Finance costs				[1]
Cost Sharing
Sublease
ECSA Escola A Chave do Saber Ltda
Transactions held with Related parties
Revenues		657
Finance costs				[1]
Cost Sharing
Sublease
Colegio Motivo Ltda.
Transactions held with Related parties
Revenues	316	1,308
Finance costs				[1]
Cost Sharing
Sublease
Sistema P H De Ensino Ltda.
Transactions held with Related parties
Revenues	3,267	5,776	1,909
Finance costs				[1]
Cost Sharing
Sublease
Saber Servicos Educacionais S.A.
Transactions held with Related parties
Revenues		1,254	4,642
Finance costs	25,591	6,740	5,744	[1]
Cost Sharing
Sublease		729
Sociedade Educacional Doze De Outubro Ltda.
Transactions held with Related parties
Revenues	134	295	1,770
Finance costs				[1]
Cost Sharing
Sublease
Editora E Distribuidora Educacional S.A (“EDE”)
Transactions held with Related parties
Revenues	592	1,841	469
Finance costs				[1]
Cost Sharing		36,144
Sublease		1,489
Somos Operacoes Escolares S.A.
Transactions held with Related parties
Revenues			1,647
Finance costs				[1]
Cost Sharing
Sublease
Escola Mater Christi Ltda.
Transactions held with Related parties
Revenues	120	246
Finance costs				[1]
Cost Sharing
Sublease
Colegio JAO Ltda.
Transactions held with Related parties
Revenues	127	387	311
Finance costs				[1]
Cost Sharing
Sublease
Centro Educacional Leonardo Da Vinci SS
Transactions held with Related parties
Revenues		1,319	511
Finance costs				[1]
Cost Sharing
Sublease
Nucleo Brasileiro de Estudos Avancados Ltda
Transactions held with Related parties
Revenues		423
Finance costs				[1]
Cost Sharing
Sublease
Papelaria Brasiliana Ltda
Transactions held with Related parties
Revenues		1,287
Finance costs				[1]
Cost Sharing
Sublease
Sociedade Educacional Alphaville Ltda
Transactions held with Related parties
Revenues		317
Finance costs				[1]
Cost Sharing
Sublease
Sociedade Educacional NEODNA Cuiaba Ltda - EPP
Transactions held with Related parties
Revenues		367
Finance costs				[1]
Cost Sharing
Sublease
Others
Transactions held with Related parties
Revenues	72		134
Finance costs				[1]
Cost Sharing
Sublease		R$ 362

[1]	Refers to debentures interest; see Note 14.